FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               2/13/04
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        1*
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Form 13F Information Table Entry Total:   22
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Form 13F Information Table Value Total:   $ 529,365  (thousands)
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List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No. 1*
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          Form 13F File Number:  28-6286
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                December 31, 2003


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    Column 1                      Column 2         Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALLSTREAM INC                      CL A VTG SHS     02004C105  $  1,972      36,522  SH        SOLE      N/A        36,522
ALLSTREAM INC                      CL B LT VTG SH   02004C204  $145,540   2,598,935  SH        SOLE      N/A     2,598,935
CONSECO INC                        COMMON STOCK     208464883  $ 80,213   3,912,853  SH        SOLE      N/A     3,912,853
APARTMENT INVESTMENT               COMMON STOCK     03748R101  $ 16,827     427,525  SH        SOLE      N/A       427,525
   & MANAGEMENT CO.
AT&T WIRELESS SERVICES INC.        COMMON STOCK     00209A106  $  2,397     300,000  SH        SOLE      N/A       300,000
BIOSPHERE MEDICAL, INC.            COMMON STOCK     09066V103  $  6,159   1,559,268  SH        SOLE      N/A     1,559,268
CALIFORNIA COASTAL                 COMMON STOCK     129915203  $  1,399     127,209  SH        SOLE      N/A       127,209
   COMMUNITIES INC.
MILLICOM INTERNATIONAL                  SHS         L6388F110  $    858      12,260  SH        SOLE      N/A        12,260
KOMAG INC.                         COMMON STOCK     500453204  $101,449   6,943,801  SH        SOLE      N/A     6,943,801
FIRST UNION REAL ESTATE             SH BEN INT      337400105  $  3,812   1,764,699  SH        SOLE      N/A     1,764,699
FIRST UNION REAL ESTATE            PRD CONV SER A   337400303  $    614      30,500  SH        SOLE      N/A        30,500
CLEAN HARBORS INC.                 COMMON STOCK     184496107  $  9,301   1,043,900  SH        SOLE      N/A     1,043,900
HEALTHAXIS, INC.                   COMMON STOCK     42219D308  $     35      11,750  SH        SOLE      N/A        11,750
CONSECO INC                          WARRANTS       208464123  $    784     108,891  SH        SOLE      N/A       108,891
I-STAT CORP.                       COMMON STOCK     450312103  $ 29,371   1,919,702  SH        SOLE      N/A     1,919,702
KINDRED HEALTHCARE INC.            COMMON STOCK     494580103  $ 62,376   1,200,001  SH        SOLE      N/A     1,200,001
SEPRACOR INC.                      COMMON STOCK     817315104  $ 13,042     545,000  SH        SOLE      N/A       545,000
SPEEDUS CORP.                      COMMON STOCK     847723103  $     25      21,548  SH        SOLE      N/A        21,548
SPRINT CORP - PCS GROUP            COMMON STOCK     852061506  $  1,686     300,000  SH        SOLE      N/A       300,000
SUPERCONDUCTOR TECHNOLOGIES INC.   COMMON STOCK     867931107  $    563     101,280  SH        SOLE      N/A       101,280
TRANS WORLD ENTERTAINMENT CORP.    COMMON STOCK     89336Q100  $ 49,284   6,921,881  SH        SOLE      N/A     6,921,881
VITRAN CORP.                       COMMON STOCK     92850E107  $  1,658     117,200  SH        SOLE      N/A       117,200